Pension benefits - Weighted-Average Asset Allocation of Funds Related to Defined Benefit Plan (Details)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	10.60%	7.10%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	66.10%	54.70%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	8.80%	9.40%
Money market
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	13.50%	28.10%
Other
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	1.00%	0.70%